Income Taxes - Schedule of deferred tax assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Components of Deferred Tax Assets [Abstract]
Net operating loss carryforward	$ 0	$ 0
Startup/Organization Expenses	388,575	0
Total deferred tax assets	388,575	0
Valuation allowance	(388,575)	0
Deferred tax assets, net of allowance	$ 0	$ 0